Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 03, 2017
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Crossover Credit Fund Prospectus

dated April 3, 2017

as supplemented July 28, 2017 and August 18, 2017

Effective immediately, the following replaces the “Example” section for Ivy Crossover Credit Fund on pages 3-4:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A Shares	$662	$878
Class E Shares	346	558
Class I Shares	66	249
Class N Shares	66	217
Class R Shares	143	449
Class Y Shares	92	326

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A Shares	$662	$878
Class E Shares	346	558
Class I Shares	66	249
Class N Shares	66	217
Class R Shares	143	449
Class Y Shares	92	326

Ivy Crossover Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Crossover Credit Fund Prospectus

dated April 3, 2017

as supplemented July 28, 2017 and August 18, 2017

Effective immediately, the following replaces the “Example” section for Ivy Crossover Credit Fund on pages 3-4:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A Shares	$662	$878
Class E Shares	346	558
Class I Shares	66	249
Class N Shares	66	217
Class R Shares	143	449
Class Y Shares	92	326

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A Shares	$662	$878
Class E Shares	346	558
Class I Shares	66	249
Class N Shares	66	217
Class R Shares	143	449
Class Y Shares	92	326

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Ivy Crossover Credit Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 662
3 Years	rr_ExpenseExampleYear03	878
1 Year	rr_ExpenseExampleNoRedemptionYear01	662
3 Years	rr_ExpenseExampleNoRedemptionYear03	878
Ivy Crossover Credit Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	346
3 Years	rr_ExpenseExampleYear03	558
1 Year	rr_ExpenseExampleNoRedemptionYear01	346
3 Years	rr_ExpenseExampleNoRedemptionYear03	558
Ivy Crossover Credit Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	249
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	249
Ivy Crossover Credit Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	217
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	217
Ivy Crossover Credit Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	449
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
Ivy Crossover Credit Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	326
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 326